Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Deferred Offering Costs	In total, during the year ended December 31, 2025, the Company expensed $14.5 million of transaction costs to general and administrative expenses, of which $2.5 million related to the previously capitalized deferred offering costs described above.
Deferred Offering Costs
Balance as of December 31, 2023	$1,527
Additions in the period	1,230
Balance as of December 31, 2024	2,757
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Balance as of December 31, 2025	$—